Revision of Previously-Issued Financial Statements (Details) - Schedule of restatement of financial statements - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	$ 11,683,898			$ 23,142,891
Total Shareholders' Equity (Deficit)	$ (11,490,298)			$ (21,922,488)	$ 19,506
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities		$ 17,298,967	$ 19,737,596
Total Shareholders' Equity (Deficit)		(16,803,964)	(18,781,440)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities		(205,869)	(205,869)
Total Shareholders' Equity (Deficit)		205,869	205,869
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities		17,093,098	19,531,727
Total Shareholders' Equity (Deficit)		$ (16,598,095)	$ (18,575,571)